Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Series C-1 Convertible Preferred Stock [Member] USD ($)	Series C-2 Convertible Preferred Stock [Member] USD ($)	Series C-1 Redeemable Convertible Preferred Stock USD ($)	Series C-1 Redeemable Convertible Preferred Stock Series C-1 Convertible Preferred Stock [Member] USD ($)	Series D-1 Convertible Preferred Stock [Member] USD ($)	Series D-1 Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Series D-1 Convertible Preferred Stock [Member]	Common Stock [Member] Series C-1 Convertible Preferred Stock [Member] USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Series D-1 Convertible Preferred Stock [Member] USD ($)	Additional Paid-in Capital Series C-1 Convertible Preferred Stock [Member] USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Dec. 31, 2010	$ 482			$ 47							$ 428,563			$ (428,081)
Beginning Balance, shares at Dec. 31, 2010				6,000				9,000
Issuance of Series C-11 Preferred Stock dividends				58
Series C-11 Preferred Stock dividends	(197)			90							(197)
Conversion of Series Preferred Stock		904			(588)								904
Conversion of Series Preferred Stock, shares		588,000			(1,000)					865,000
Share-based compensation expense	254										254
Forfeit of Series C-11 Preferred Stock dividend	78			(5)							78
Adjustment to redemption value	(5,531)			5,531							(5,531)
Net income (loss)	(11,548)													(11,548)
Ending Balance at Dec. 31, 2011	(15,558)			5,133							424,071			(439,629)
Ending Balance, shares at Dec. 31, 2011				5,000				874,000
Issuance of Series C-11 Preferred Stock dividends	(780)			780							(780)
Issuance of Series C-11 Preferred Stock dividends, shares				1,000
Series C-11 Preferred Stock dividends	(56)			(90)							(56)
Conversion of Series Preferred Stock		31			(31)		(16)			1		16	30
Conversion of Series Preferred Stock, shares		31,000							3,347,000	6,358,000
Share-based compensation expense	8,604										8,604
Exercised Series C-2/D-1 warrants for Series C-2/D-1 Preferred Stock	500		500			4,631					(4,631)
Exercised Series C-2/D-1 warrants for Series C-2/D-1 Preferred Stock, shares			1,000			5,000
Issuance of restricted stock awards, shares								3,688,000
Removal of redemption and certain conversion features	18,210	5,792		(5,792)							12,418
Removal of redemption and certain conversion features, shares		(6,000)		(6,000)
Net income (loss)	(7,737)													(7,737)
Ending Balance at Dec. 31, 2012	$ 3,214	$ 5,792	$ 500			$ 4,615		$ 1			$ 439,672			$ (447,366)
Ending Balance, shares at Dec. 31, 2012		6,000	1,000			5,000		14,267,000